Purchase of MarkWest Energy Partners L.P. (Details) $ / shares in Units, $ in Millions				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 04, 2015 USD ($) $ / shares	Mar. 01, 2014 USD ($)	May 02, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred						$ 0	$ 50	$ 0
Payments to Acquire Businesses, Gross		$ 310	$ 100			0	12	910
Goodwill				$ 2,595		2,245	2,595	116
Depreciation and amortization						591	129	$ 75
MarkWest [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 50
Effective date of acquisition	Dec. 04, 2015
Common Units Conversion Ratio	1.09
Cash consideration to unitholders | $ / shares	$ 6.20
Payments to Acquire Businesses, Gross	$ 1,230
Class B Units Conversion Ratio	1.09
Cash and cash equivalents	$ 12
Receivables	164
Inventories	32
Equity Method Investments	2,600
Other current assets	44
Property, plant and equipment	8,517
Intangibles	533
Other noncurrent assets	5
Total assets acquired	11,907
Accounts payable	322
Accrued liabilities	19
Accrued taxes	21
Other current liabilities	44
Long-term debt	4,567
Deferred income taxes	377
Deferred credits and other liabilities	151
Noncontrolling interest	13
Total liabilities and noncontrolling interest assumed	5,514
Net assets acquired excluding goodwill	6,393
Goodwill	2,213
Net assets acquired	8,606
Business Acquisition, Transaction Costs						36
Revenues and Other Income, proforma							126
Income from operations, pro forma							32
MPC [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	50
Payments to Acquire Businesses, Gross	$ 1,200			1,300
Selling, General and Administrative Expenses [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs						30
Nonoperating Income (Expense) [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs						6
Equity Method Investments [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	2.50%
Equity Method Investments [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	9.40%				10.50%
Equity Method Investments [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	11.10%				11.50%
Finite-Lived Intangible Assets [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	11.50%
Fair Value Inputs, Attrition Rate	5.00%
Finite-Lived Intangible Assets [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	12.80%
Fair Value Inputs, Attrition Rate	10.00%
Misstatement of Original Purchase Price Allocation [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Equity Method Investments	$ 2
Goodwill	68
Misstatement of Original Purchase Price Allocation [Member] | Customer Relationships [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	64
Depreciation and amortization						1
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross							12
Goodwill				2,570		2,199	2,570
Depreciation and amortization						546	116
Scenario, Previously Reported [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	12
Receivables	164
Inventories	33
Equity Method Investments	2,457
Other current assets	44
Property, plant and equipment	8,474
Intangibles	468
Other noncurrent assets	5
Total assets acquired	11,657
Accounts payable	322
Accrued liabilities	13
Accrued taxes	21
Other current liabilities	44
Long-term debt	4,567
Deferred income taxes	374
Deferred credits and other liabilities	151
Noncontrolling interest	13
Total liabilities and noncontrolling interest assumed	5,505
Net assets acquired excluding goodwill	6,152
Goodwill	2,454
Net assets acquired	8,606
Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Goodwill				$ 0		0	0
Depreciation and amortization						$ 0	$ 0
Scenario, Adjustment [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	0
Receivables	0
Inventories	(1)
Equity Method Investments	143
Other current assets	0
Property, plant and equipment	43
Intangibles	65
Other noncurrent assets	0
Total assets acquired	250
Accounts payable	0
Accrued liabilities	6
Accrued taxes	0
Other current liabilities	0
Long-term debt	0
Deferred income taxes	3
Deferred credits and other liabilities	0
Noncontrolling interest	0
Total liabilities and noncontrolling interest assumed	9
Net assets acquired excluding goodwill	241
Goodwill	(241)
Net assets acquired	$ 0